Business Acquisition - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2014	Sep. 01, 2012	May. 31, 2015
China Management Software Institute [Member]
Business Acquisition [Line Items]
Business acquisition, date			Sep. 01, 2012
Business acquisition, equity interest		100.00%
Business acquisition, total consideration		$ 18,000
Business acquisition, present value of consideration		$ 17,455
Qingdao Alice [Member]
Business Acquisition [Line Items]
Business acquisition, date			Dec. 01, 2014
Business acquisition, equity interest	100.00%
Business acquisition, total consideration	$ 12,929
Business acquisition, present value of consideration	$ 12,929
Net revenues			$ 1,791
Net loss			$ (99)